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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Permit Capital, LLC
Address: One Tower Bridge
         100 Front Street, Suite 900
         West Conshohocken, PA  19428

Form 13F File Number: 28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Paul A. Frick
Title:   Vice President
Phone:   (610) 941-5006

Signature, Place, and Date of Signing:

    /s/ Paul A. Frick            West Conshohocken, PA             02/08/05
-------------------------     ---------------------------     ------------------
       [Signature]                  [City, State]                   [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        No.      Form 13F File Number      Name
        ---      --------------------      ----
        1        28-2635                   Gardner Russo & Gardner

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                1

Form 13F Information Table Entry Total:          22

Form 13F Information Table Value Total:    $108,181
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        No.      Form 13F File Number      Name
        ---      --------------------      ----
        2        28-__________             Permit Capital GP, L.P.

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
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    COLUMN 1               COLUMN 2        COLUMN 3      COLUMN 4           COLUMN 5        COLUMN 6    COLUMN 7      COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   VOTING AUTHORITY
                                                          VALUE      SHRS OR    SH/  PUT/  INVESTMENT    OTHER    ------------------
 NAME OF ISSUER          TITLE OF CLASS     CUSIP        (x$1000)    PRN AMT    PRN  CALL  DISCRETION   MANAGERS  SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN TOWER CORP          CL A         029912201     $  40,504   2,201,300   SH           OTHER         2       X
COMCAST CORP               CL A SPL       20030N200     $   1,149      35,000   SH           OTHER         2       X
MCKESSON CORP                 COM         58155Q103     $     787      25,000   SH           OTHER         2       X
MERCK & CO INC                COM         589331107     $     321      10,000   SH           OTHER         2       X
PFIZER INC                    COM         717081103     $     538      20,000   SH           OTHER         2       X
SBA COMMUNICATIONS CORP       COM         78388J106     $  59,392   6,400,000   SH           OTHER         2       X
ALTRIA GROUP INC              COM         02209S103     $     764      12,500   SH           OTHER        1,2      X
AMERICAN INTL GROUP INC       COM         026874107     $     329       5,000   SH           OTHER        1,2      X
BERKSHIRE HATHAWAY INC
 DEL                         CL A         084670108     $     703           8   SH           OTHER        1,2      X
BLOCK H&R INC                 COM         093671105     $     294       6,000   SH           OTHER        1,2      X
BROWN FORMAN CORP            CL A         115637100     $     254       5,000   SH           OTHER        1,2      X
CITIGROUP INC                 COM         172967101     $     241       5,000   SH           OTHER        1,2      X
COMCAST CORP               CL A SPL       20030N200     $     411      12,500   SH           OTHER        1,2      X
KRAFT FOODS INC              CL A         50075N104     $     267       7,500   SH           OTHER        1,2      X
MARTINMARIETTA MATLS
 INC                          COM         573284106     $     268       5,000   SH           OTHER        1,2      X
MCCLATHY CO                  CL A         579489105     $     215       3,000   SH           OTHER        1,2      X
NEW YORK TIMES CO            CL A         650111107     $      82       2,000   SH           OTHER        1,2      X
SCHWEITZER-M AUDUIT
INTL INC                      COM         808541106     $     255       7,500   SH           OTHER        1,2      X
SCRIPPS EW CO OHIO           CL A         811054204     $     266       5,500   SH           OTHER        1,2      X
UST INC                       COM         902911106     $     481      10,000   SH           OTHER        1,2      X
WASHINGTON POST CO           CL B         939640108     $     319         325   SH           OTHER        1,2      X
WELLS FARGO & CO NEW          COM         949746101     $     342       5,500   SH           OTHER        1,2      X